Condensed Financial Information of the Parent Company (Unaudited) (Details) - Schedule of Parent Company Statement of Income (Loss) and Comprehensive Income (Loss) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
INCOME (LOSS) OF SUBSIDIARIES	$ 869,028	$ 370,919	$ (490,484)
COSTS AND EXPENSES
General and Administrative expenses	503,937	429,246	447,929
Total costs and expenses	503,937	429,246	447,929
INCOME (LOSS) FROM OPERATION	365,091	(58,327)	(938,413)
INCOME (LOSS) BEFORE INCOME TAXES	365,091	(58,327)	(938,413)
PROVISION FOR INCOME TAXES
NET INCOME (LOSS)	365,091	(58,327)	(938,413)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(86,450)	(1,409,431)	(640,974)
COMPREHENSIVE INCOME (LOSS)	$ 278,641	$ (1,467,758)	$ (1,579,387)